BUSINESS ACQUISITION (Tables)	12 Months Ended
Feb. 29, 2016
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price was allocated as of December 26, 2014, the date of acquisition as follows:

		Amortization
	US$	period

Intangible assets
Trade name	$1,095,000	10 years
User base	193,000	5 years
Goodwill	3,712,000

Total	$5,000,000

Business acquisitions in fiscal year 2015
Business Acquisition, Pro Forma Information [Table Text Block]
These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2013, nor is it indicative of future operating results.

	For the years ended
	February 28,
	2014	2015
	(Unaudited)	(Unaudited)
Pro forma net revenues	$314,304,931	$434,205,910
Pro forma net income	$60,681,648	$66,917,495
Pro forma net income per share - basic	$0.39	$0.42
Pro forma net income per share - diluted	$0.38	$0.41

Business acquisition in fiscal year 2016
Business Acquisition, Pro Forma Information [Table Text Block]
These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisitions occurred as of March 1, 2014, nor is it indicative of future operating results.

	For the years ended
	February 28/29,
	2015	2016
	(Unaudited)	(Unaudited)
Pro forma net revenues	$459,447,759	$660,332,001
Pro forma net income	$52,981,781	$94,756,008
Pro forma net income per share - basic	$0.33	$0.59
Pro forma net income per share - diluted	$0.32	$0.52

Firstleap
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]

The purchase price was allocated as of January 22, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$20,942,238
Other current assets	5,610,330
Property and equipment, net	5,423,538
Rental deposit	1,228,525
Intangible assets
Student base	4,547,390	7 years
Trade name	5,079,693	10 years
Goodwill	61,701,300
Other current liabilities	(13,260,800)
Deferred revenue	(45,093,685)
Noncontrolling interest	400,241

Total purchase consideration	$46,578,770

Yinghe Youshi
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The purchase price consisted of the following:

US$

Cash consideration	$7,856,523
Fair value of the 38.37% equity interest:
Carrying amount	4,284,233
Gain on remeasurement of fair value of noncontrolling equity investment	971,681

Total	$13,112,437

The purchase price was allocated as of February 1, 2016, the date of acquisition, as follows:

		Amortization
	US$	period

Cash and cash equivalents	$1,934,630
Other current assets	759,555
Property and equipment, net	258,353
Intangible assets
Technology	1,460,032	5 years
Trade name	1,353,571	10 years
Goodwill	12,999,277
Other current liabilities	(881,415)
Deferred tax liabilities	(771,840)
Noncontrolling interest	(3,999,726)

Total purchase consideration	$13,112,437